Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 100,506,369	$ 73,739,504
Trade accounts receivable, net	8,377,337	4,551,077
Other receivables	1,524,583	775,793
Inventories	2,874,205	3,191,140
Restricted cash	5,875,206	926,823
Prepaid expenses	1,166,344	1,338,031
Derivative	131,463	184,392
Asset held for sale	39,975,851	0
Total current assets	160,431,358	84,706,760
Long-term assets
Vessels, net	477,285,311	443,386,898
Advances for vessels under construction	18,092,230	56,924,663
Restricted cash	6,300,000	6,000,000
Derivative	0	200,636
Total assets	662,108,899	591,218,957
Current liabilities
Long-term debt, current portion	20,848,844	36,930,532
Accrued expenses	6,352,179	4,482,282
Deferred revenues	5,170,434	8,237,629
Below market acquired charter associated with asset held for sale	176,115	0
Advance received for asset held for sale	5,000,000	0
Total current liabilities	50,020,482	57,169,609
Long-term liabilities
Long-term debt, net of current portion	206,520,031	168,473,386
Derivative	88,519	0
Other non-current liabilities	2,499,829	0
Fair value of below market time charters acquired	0	2,626,130
Total long-term liabilities	209,108,379	171,099,516
Total liabilities	259,128,861	228,269,125
Commitments and Contingencies
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 7,047,537 and 7,006,612, issued and outstanding)	210,198	211,426
Additional paid-in capital	258,605,367	258,887,424
Retained earnings	144,164,473	103,850,982
Total shareholders’ equity	402,980,038	362,949,832
Total liabilities and shareholders’ equity	662,108,899	591,218,957
Restricted Stock [Member]
Current liabilities
Dividends payable	237,245	121,030
Nonrestricted Shares [Member]
Current liabilities
Dividends payable	4,496,193	0
Nonrelated Party [Member]
Current liabilities
Trade accounts payable	3,790,714	5,735,830
Related Party [Member]
Current liabilities
Trade accounts payable	$ 3,948,758	$ 1,662,306